Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.0%
Boeing Co. (The)
(a)
.................... 19,997 $ 3,410,489
L3Harris Technologies, Inc.
(b)
............. 31,694 6,633,871
RTX Corp. ......................... 12,396 1,641,974
11,686,334
Automobile Components — 1.9%
Aptiv plc
(a)
.......................... 81,338 4,839,611
Lear Corp. ......................... 9,764 861,380
5,700,991
Automobiles — 1.4%
General Motors Co. ................... 88,247 4,150,256
Banks — 9.8%
Citigroup, Inc. ....................... 125,701 8,923,514
First Citizens BancShares, Inc. , Class A ...... 4,547 8,430,684
JPMorgan Chase & Co. ................ 5,656 1,387,417
Wells Fargo & Co. .................... 141,721 10,174,150
28,915,765
Broadline Retail — 2.7%
(a)
Amazon.com, Inc. .................... 30,307 5,766,210
PDD Holdings, Inc. , ADR ................ 17,588 2,081,540
7,847,750
Building Products — 0.5%
Johnson Controls International plc ......... 17,634 1,412,660
Capital Markets — 3.0%
Carlyle Group, Inc. (The)
(b)
............... 29,026 1,265,243
Charles Schwab Corp. (The) ............. 18,987 1,486,303
Intercontinental Exchange, Inc. ........... 34,874 6,015,765
8,767,311
Chemicals — 2.1%
International Flavors & Fragrances, Inc. ...... 40,342 3,130,943
PPG Industries, Inc. ................... 26,680 2,917,458
6,048,401
Commercial Services & Supplies — 1.0%
Rentokil Initial plc ..................... 659,746 2,994,022
Communications Equipment — 1.0%
Cisco Systems, Inc. ................... 47,109 2,907,096
Consumer Staples Distribution & Retail — 1.8%
Dollar Tree, Inc.
(a)
..................... 72,530 5,444,827
Containers & Packaging — 1.5%
Sealed Air Corp. ..................... 149,707 4,326,532
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. ............ 34,222 1,552,310
Electric Utilities — 1.0%
Entergy Corp. ....................... 19,593 1,675,006
PG&E Corp. ........................ 73,386 1,260,771
2,935,777
Entertainment — 2.0%
Electronic Arts, Inc. ................... 40,753 5,889,624
Financial Services — 5.1%
Fidelity National Information Services, Inc. .... 97,676 7,294,444
Visa, Inc. , Class A .................... 7,609 2,666,650
Voya Financial, Inc. ................... 73,140 4,955,966
14,917,060
Security
Shares
Shares Value
Food Products — 2.2%
Kraft Heinz Co. (The)
(b)
................. 213,041 $ 6,482,838
Health Care Equipment & Supplies — 4.7%
Baxter International, Inc. ................ 236,303 8,088,652
Koninklijke Philips NV, NYRS , ADR
(a) (b)
...... 55,238 1,403,045
Medtronic plc ....................... 49,128 4,414,642
13,906,339
Health Care Providers & Services — 10.9%
Cardinal Health, Inc. ................... 77,669 10,700,458
Cigna Group (The) .................... 4,990 1,641,710
CVS Health Corp. .................... 142,981 9,686,963
Elevance Health, Inc. .................. 11,159 4,853,718
Labcorp Holdings, Inc. ................. 22,839 5,315,549
32,198,398
Household Durables — 1.8%
Sony Group Corp. , ADR
(b)
............... 211,068 5,359,017
Insurance — 5.1%
American International Group, Inc. ......... 74,110 6,443,123
Fidelity National Financial, Inc. , Class A ...... 108,471 7,059,293
Willis Towers Watson plc ................ 4,605 1,556,260
15,058,676
IT Services — 1.7%
Cognizant Technology Solutions Corp. , Class A . 66,640 5,097,960
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc.
(a)
................. 62,635 472,894
Machinery — 1.1%
CNH Industrial NV
(b)
................... 140,854 1,729,687
Fortive Corp. ........................ 19,409 1,420,351
3,150,038
Media — 4.2%
Comcast Corp. , Class A ................ 185,912 6,860,153
WPP plc ........................... 742,747 5,644,155
12,504,308
Metals & Mining — 0.5%
Teck Resources Ltd. , Class B ............ 39,391 1,434,888
Multi-Utilities — 3.1%
Dominion Energy, Inc. .................. 94,645 5,306,745
Sempra ........................... 52,757 3,764,740
9,071,485
Oil, Gas & Consumable Fuels — 7.4%
BP plc , ADR
(b)
....................... 233,625 7,894,189
Enterprise Products Partners LP ........... 50,978 1,740,389
Hess Corp. ......................... 44,316 7,078,594
Shell plc ........................... 136,096 4,953,939
21,667,111
Pharmaceuticals — 2.9%
AstraZeneca plc ..................... 9,456 1,388,565
Sanofi SA , ADR ...................... 127,151 7,051,794
8,440,359
Professional Services — 4.6%
Dun & Bradstreet Holdings, Inc. ........... 576,015 5,149,574
Leidos Holdings, Inc. .................. 9,737 1,313,911
SS&C Technologies Holdings, Inc.
(b)
........ 84,783 7,081,924
13,545,409

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Basic Value V.I. Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.
(a)
........... 22,680 $ 2,330,143
STMicroelectronics NV, NYRS , ADR ........ 214,070 4,700,977
7,031,120
Technology Hardware, Storage & Peripherals — 4.7%
HP, Inc. ........................... 97,836 2,709,079
Samsung Electronics Co. Ltd. ............ 154,277 6,116,384
Western Digital Corp.
(a)
................. 123,446 4,990,922
13,816,385
Textiles, Apparel & Luxury Goods — 0.9%
Swatch Group AG (The) , ADR
(b)
........... 313,133 2,677,287
Tobacco — 1.9%
British American Tobacco plc , ADR
(b)
........ 135,761 5,616,433
Total Long-Term Investments — 99 .6%
(Cost: $ 268,557,120 ) .............................. 293,027,661
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 18,244,525 $ 18,253,648
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 1,999,275 1,999,275
Total Short-Term Securities — 6 .9%
(Cost: $ 20,252,923 ) ............................... 20,252,923
Total Investments — 106 .5%
(Cost: $ 288,810,043 ) .............................. 313,280,584
Liabilities in Excess of Other Assets — (6.5) % ............. (19,001,944)
Net Assets — 100.0% ...............................
$ 294,278,640
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,525,720 $ — $ (9,272,638)
(a)
$ (165) $ 731 $ 18,253,648 18,244,525 $ 36,682
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 4,327,006 — (2,327,731)
(a)
— — 1,999,275 1,999,275 28,556 —
$ (165) $ 731 $ 20,252,923 $ 65,238 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Basic Value V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 11,686,334 $ — $ — $ 11,686,334
Automobile Components .................................. 5,700,991 — — 5,700,991
Automobiles .......................................... 4,150,256 — — 4,150,256
Banks ............................................... 28,915,765 — — 28,915,765
Broadline Retail ........................................ 7,847,750 — — 7,847,750
Building Products ....................................... 1,412,660 — — 1,412,660
Capital Markets ........................................ 8,767,311 — — 8,767,311
Chemicals ............................................ 6,048,401 — — 6,048,401
Commercial Services & Supplies ............................. — 2,994,022 — 2,994,022
Communications Equipment ................................ 2,907,096 — — 2,907,096
Consumer Staples Distribution & Retail ........................ 5,444,827 — — 5,444,827
Containers & Packaging .................................. 4,326,532 — — 4,326,532
Diversified Telecommunication Services ........................ 1,552,310 — — 1,552,310
Electric Utilities ........................................ 2,935,777 — — 2,935,777
Entertainment ......................................... 5,889,624 — — 5,889,624
Financial Services ...................................... 14,917,060 — — 14,917,060
Food Products ......................................... 6,482,838 — — 6,482,838
Health Care Equipment & Supplies ........................... 13,906,339 — — 13,906,339
Health Care Providers & Services ............................ 32,198,398 — — 32,198,398
Household Durables ..................................... 5,359,017 — — 5,359,017
Insurance ............................................ 15,058,676 — — 15,058,676
IT Services ........................................... 5,097,960 — — 5,097,960
Life Sciences Tools & Services .............................. 472,894 — — 472,894
Machinery ............................................ 3,150,038 — — 3,150,038
Media ............................................... 6,860,153 5,644,155 — 12,504,308
Metals & Mining ........................................ 1,434,888 — — 1,434,888
Multi-Utilities .......................................... 9,071,485 — — 9,071,485
Oil, Gas & Consumable Fuels ............................... 16,713,172 4,953,939 — 21,667,111
Pharmaceuticals ....................................... 7,051,794 1,388,565 — 8,440,359
Professional Services .................................... 13,545,409 — — 13,545,409
Semiconductors & Semiconductor Equipment .................... 7,031,120 — — 7,031,120
Technology Hardware, Storage & Peripherals .................... 7,700,001 6,116,384 — 13,816,385
Textiles, Apparel & Luxury Goods ............................ 2,677,287 — — 2,677,287
Tobacco ............................................. 5,616,433 — — 5,616,433

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Basic Value V.I. Fund
5
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 20,252,923 $ — $ — $ 20,252,923
$ 292,183,519 $ 21,097,065 $ — $ 313,280,584
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
Fair Value Hierarchy as of Period End (continued)